Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio
Portfolio of Investments (Unaudited)
September 30, 2020

	Shares/ Principal	Fair Value
U.S. Treasury Securities - 52.4%

U.S. Treasury Note, 1.63%, 8/15/29 (Cost - $17,089,901)	$16,280,000	$17,729,938
Exchange Traded Funds - 38.5%
Debt Funds - 9.9%
iShares 7-10 Year Treasury Bond ETF	300	36,546
iShares Short Maturity Bond ETF	32,757	1,641,453
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	18,250	1,670,240
Total Debt Funds		3,348,239
Equity Funds - 28.6%
iShares Core S&P 500 ETF	9,636	3,238,274
SPDR S&P 500 ETF Trust	9,563	3,202,553
Vanguard S&P 500 ETF	10,621	3,267,551
Total Equity Funds		9,708,378
Total Exchange Traded Funds (Cost - $10,312,673)		13,056,617
Short-Term Investments - 6.7%
Money Market Funds - 6.7%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(a) (Cost - $2,270,251)	2,270,251	2,270,251

Total Investments - 97.6% (Cost - $29,672,825)		$33,056,806
Other Assets Less Liabilities - Net 2.4%		803,905
Total Net Assets - 100.0%		$33,860,711

(a)	The rate shown is the annualized seven-day yield at period end.

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio
Portfolio of Investments (Unaudited) (Continued)
September 30, 2020

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-Mini Russell 2000 Future	Credit Suisse	10	12/18/2020	$752,200	$7,500
Euro Stoxx 50 Index Future	Credit Suisse	25	12/18/2020	936,361	(31,699)
Nikkei 225 (OSE) Future	Credit Suisse	6	12/10/2020	1,318,488	20,468
S&P 500 E-Mini Future	Credit Suisse	4	12/18/2020	670,400	19,060
Total Net Unrealized Appreciation on Futures Contracts					$15,329